Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 3 - PROPERTY AND EQUIPMENT, NET

a.	Composition of assets, grouped by major classification, is as follows:

	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands
Computers and electronic equipment	$1,977	$1,902
Office furniture and equipment	157	157
Vehicles	87	109
Leasehold improvements	27	27
	2,248	2,195
Less - accumulated depreciation and amortization	(2,073)	(2,036)
	$175	$159

b.	Depreciation expenses totaled $63 thousand, $77 thousand and $55 thousand in the years ended December 31, 2021, 2020 and 2019, respectively.

c.	Property and equipment, net - by geographical location:

	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands
Israel	$62	$63
Romania	67	83
Germany	46	13

Total	$175	$159